Interest Expense on DFA (Tables)	12 Months Ended
Jun. 30, 2023
Material income and expense [abstract]
Summary of Interest Expense on DFA

	2023	2022	2021

	US$	US$	US$
Interest expense on DFA	13,462,160	—	—
Total interest expense on DFA	13,462,160	—	—